SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

(a)   Basis of presentation

The consolidated financial statements have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments (note 1(k)), the liability related to stock-based compensation (note 1(v)) and the net defined benefit liability (note 1(w)), and they are presented in Canadian dollars (“CAN dollars”), which is the currency of the primary economic environment in which the Corporation operates (“functional currency”).

Comparative figures for the years ended December 31, 2017 and 2016 have been restated to conform to the presentation adopted for the year ended December 31, 2018.

Changes in accounting policies

(b)   Changes in accounting policies

(i)	IFRS 9 – Financial Instruments

On January 1, 2018, the Corporation adopted the new rules under IFRS 9, Financial Instruments, which simplify the measurement and classification of financial assets by reducing the number of measurement categories in IAS 39, Financial Instruments: Recognition and Measurement. The new standard also provides for a fair value option in the designation of a non-derivative financial liability and its related classification and measurement, as well as for a new hedge accounting model more closely aligned with risk-management activities undertaken by entities.

Under the new rules, most of financial assets and liabilities of the Corporation are now classified as subsequently measured at amortized cost, except for derivative financial instruments, which are measured at fair value. The Corporation is also using the IFRS 9 expected credit losses method to estimate the provision for expected credit losses on its financial assets.

The adoption of IFRS  9 had no impact on the consolidated financial statements.

(ii)	IFRS 15 – Revenue from Contracts with Customers

On January 1, 2018, the Corporation adopted, on a fully retrospective basis, the new rules under IFRS 15, Revenue from Contracts with Customers, which specify how and when an entity should recognize revenue, and which also require the entity to provide users of financial statements with more informative disclosures. The standard provides a single, principles-based, five-step model to apply to each contract with a customer (note 1(f)).

The adoption of IFRS 15 had significant impacts on the consolidated financial statements, mainly in the Telecommunications segment, with regard to the timing of the recognition of its revenues, the classification of its revenues, as well as the capitalization of costs, such as the costs to obtain a contract and connection costs.

Under IFRS 15, the total consideration from a contract with multiple deliverables is now allocated to all performance obligations in the contract, based on the stand-alone selling price of each obligation, without being limited to a non-contingent amount. The Telecommunications segment provides mobile devices and services under contracts with multiple deliverables and for a fixed period of time. Under IFRS 15, promotional offers related to the sale of mobile devices, previously accounted for as a reduction in related equipment sales on activation, are now considered in the total consideration to be allocated to all performance obligations. Among other impacts, the adoption of IFRS 15 results in an increase in the revenue from the device sale and in a decrease in the mobile service revenue recognized over the contract term. The timing of the recognition of these revenues therefore changes under IFRS 15. However, the total revenue recognized over a contract term relating to all performance obligations within the contract remains the same as under the previous rules. The portion of revenues that is earned without having been invoiced is now presented as contract assets in the consolidated balance sheets, which asset is realized during the term of the contract. The long-term portion of contract assets is included in “Other assets” in the consolidated balance sheets. All other types of revenue have not been impacted by the adoption of IFRS 15.

In addition, under IFRS 15, certain costs to obtain a contract, mainly sales commissions, are capitalized and amortized as operating expenses over the period of time the customer is expected to maintain its service or over the contract term. Previously, such costs were expensed as incurred. Also, the capitalization of connection costs is no longer limited to the related connection revenues as under the previous rules. These capitalized costs are included in “Other assets” as contract costs in the consolidated balance sheets.

The adoption of IFRS 15 had no impact on cash flows from operating, investing and financing activities.

The retroactive adoption of IFRS 15 had the following impacts on the comparative consolidated financial figures:

Consolidated statements of income and comprehensive income

Increase (decrease)	2017	2016

Revenues	$22.4	$52.5
Purchase of goods and services	(12.4)	(13.2)
Deferred income tax expense	9.2	17.4
Net income and comprehensive income attributable to shareholders	$25.6	$48.3

Consolidated balance sheets

	December 31,	December 31,
Increase (decrease)	2017	2016

Other assets
Contract assets[1]	$183.6	$155.8
Contract costs[2]	92.5	85.4
Deferred income tax liability	73.2	63.9
Deficit	(202.9)	(177.3)
[1]	The current portion of contract assets is $132.8 million as of December 31, 2017 and $106.6 million as of December 31, 2016.
[2]	The current portion of contract costs is $55.9 million as of December 31, 2017 and $49.4 million as of December 31, 2016 and is presented under “Other current assets”.

Consolidation

(c)   Consolidation

The consolidated financial statements include the accounts of the Corporation and its subsidiaries. Intercompany transactions and balances are eliminated on consolidation.

A subsidiary is an entity controlled by the Corporation. Control is achieved when the Corporation is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.

Non-controlling interests in the net assets and results of consolidated subsidiaries are identified separately from the parent corporation’s ownership interest. Non-controlling interests in the equity of a subsidiary consist of the amount of non‑controlling interests calculated at the date of the original business combination and their share of changes in equity since that date. Changes in non-controlling interests in a subsidiary that do not result in a loss of control by the Corporation are accounted for as equity transactions.

Business acquisition

(d)   Business acquisition

A business acquisition is accounted for by the acquisition method. The cost of an acquisition is measured at the fair value of the consideration given in exchange for control of the business acquired at the acquisition date. This consideration can be comprised of cash, assets transferred, financial instruments issued, or future contingent payments. The identifiable assets and liabilities of the business acquired are recognized at their fair value at the acquisition date. Results of operations of a business acquired are included in the Corporation’s consolidated financial statements from the date of the business acquisition. Business acquisition and integration costs are expensed as incurred and included as other items in the consolidated statements of income.

Non-controlling interests in an entity acquired are presented in the consolidated balance sheets within equity, separately from the equity attributable to shareholders.

Foreign currency translation

(e)   Foreign currency translation

Foreign currency transactions are translated to the functional currency by applying the exchange rate prevailing at the date of the transaction. Translation gains and losses on monetary assets and liabilities denominated in a foreign currency are included in financial expenses, or in gain or loss on valuation and translation of financial instruments.

Revenue recognition

(f)   Revenue recognition

The Corporation accounts for a contract with a customer only when all of the following criteria are met:

•	The parties to the contract have approved the contract (in writing, orally or in accordance with other customary business practices) and are committed to perform their respective obligations;
•	The entity can identify each party's rights regarding the goods or services to be transferred;
•	The entity can identify the payment terms for the goods or services to be transferred;
•	The contract has commercial substance (i.e. the risk, timing or amount of the entity's future cash flows is expected to change as a result of the contract); and
•	It is probable that the entity will collect the consideration to which it is entitled in exchange for the goods or services to be transferred to the customer.

The portion of revenues that is invoiced and unearned is presented as “Deferred revenues” in the consolidated balance sheets. Deferred revenues are usually recognized as revenues in the subsequent year.

Telecommunications

The Telecommunications segment provides services under multiple deliverable arrangements, mainly for mobile contracts in which the sale of mobile devices is bundled with telecommunication services over the contract term. The total consideration from a contract with multiple deliverables is allocated to all performance obligations in the contract based on the stand-alone selling price of each obligation. The total consideration is generally comprised of an upfront fee for the equipment sale and a monthly fee for the telecommunication service. Each performance obligation of multiple deliverable arrangements is then separately accounted for based on its allocated consideration amount.

The Corporation does not adjust the amount of consideration allocated to the equipment sale for the effects of a financing component since this component is not significant.

The Telecommunications segment recognizes each of its main activities’ revenues as follows:

•	Operating revenues from subscriber services, such as cable television, Internet access, cable and mobile telephony, and over-the-top video services are recognized when services are provided;
•	Revenues from equipment sales to subscribers are recognized when the equipment is delivered;
•	Operating revenues related to service contracts are recognized in income on a straight-line basis over the period in which the services are provided; and
•

Cable connection and mobile activation revenues are deferred and recognized as revenues over the period of time the customer is expected to remain a customer of the Corporation or over the contract term.

When a mobile device and a service are bundled under a single mobile contract, the term of the contract is generally 24 months.

The portion of mobile revenues earned without being invoiced is presented as contract assets in the consolidated balance sheets. Contract assets are realized over the term of the contract.

Media

The Media segment recognizes each of its main activities’ revenues as follows:

•	Advertising revenues are recognized when the advertising is aired on television, is featured in newspapers or magazines or is displayed on the digital properties or on transit shelters;
•	Revenues from subscriptions to specialty television channels or to online publications are recognized on a monthly basis at the time service is provided or over the period of the subscription;
•	Revenues from the sale or distribution of newspapers and magazines are recognized upon delivery, net of provisions for estimated returns based on historical rate of returns;
•	Soundstage and equipment leasing revenues are recognized over the rental period; and
•	Revenues derived from speciality film and television services are recognized when services are provided.

Sports and Entertainment

The Sports and Entertainment segment recognizes each of its main activities’ revenues as follows:

•	Revenues from the sale or distribution of books and entertainment products are recognized upon delivery, net of provisions for estimated returns based on historical rate of returns;
•	Revenues from renting the arena and from tickets (including season tickets), food and beverage sales are recognized when the events take place and/or goods are sold, as the case may be;
•	Revenues from the rental of suites are recognized ratably over the period of the agreement;
•	Revenues from the sale of advertising in the form of venue signage or sponsorships, are recognized ratably over the period of the agreement; and
•	Revenues derived from sporting and cultural event management are recognized when services are provided.

Impairment of assets

(g)   Impairment of assets

For the purposes of assessing impairment, assets are grouped in cash-generating units (“CGUs”), which represent the lowest levels for which there are separately identifiable cash inflows generated by those assets. The Corporation reviews, at each balance sheet date, whether events or circumstances have occurred to indicate that the carrying amounts of its long‑lived assets with finite useful lives may be less than their recoverable amounts. Goodwill, intangible assets having an indefinite useful life, and intangible assets not yet available for use are tested for impairment each financial year, as well as whenever there is an indication that the carrying amount of the asset, or the CGU to which an asset has been allocated, exceeds its recoverable amount. The recoverable amount is the higher of the fair value less costs of disposal and the value in use of the asset or the CGU. Fair value less costs of disposal represents the amount an entity could obtain at the valuation date from the asset’s disposal in an arm’s length transaction between knowledgeable, willing parties, after deducting the costs of disposal. The value in use represents the present value of the future cash flows expected to be derived from the asset or the CGU.

An impairment loss is recognized in the amount by which the carrying amount of an asset or a CGU exceeds its recoverable amount. When the recoverable amount of a CGU to which goodwill has been allocated is lower than the CGU’s carrying amount, the related goodwill is first impaired. Any excess amount of impairment is recognized and attributed to assets in the CGU, prorated to the carrying amount of each asset in the CGU.

An impairment loss recognized in prior periods for long-lived assets with finite useful lives and intangible assets having an indefinite useful life, other than goodwill, can be reversed through the consolidated statement of income to the extent that the resulting carrying value does not exceed the carrying value that would have been the result had no impairment loss been recognized previously.

Barter transactions

(h)   Barter transactions

In the normal course of operations, the Corporation principally offers advertising in exchange for goods and services. Revenues thus earned and expenses incurred are accounted for on the basis of the fair value of goods and services provided.

Income taxes

(i)   Income taxes

Current income taxes are recognized with respect to amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheet date.

Deferred income taxes are accounted for using the liability method. Under this method, deferred income tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in income in the period that includes the substantive enactment date. A deferred tax asset is recognized initially when it is probable that future taxable income will be sufficient to use the related tax benefits and may be reduced subsequently, if necessary, to an amount that is more likely than not to be realized. A deferred tax expense or benefit is recognized either in other comprehensive income or directly in equity to the extent that it relates to items that are recognized in other comprehensive income or directly in equity in the same or a different period.

In the course of the Corporation’s operations, there are a number of uncertain tax positions due to the complexity of certain transactions and to the fact that related tax interpretations and legislation are continually changing. When a tax position is uncertain, the Corporation recognizes an income tax benefit or reduces an income tax liability only when it is probable that the tax benefit will be realized in the future or that the income tax liability is no longer probable.

Leases

(j)    Leases

Assets under leasing agreements are classified at the inception of the lease as (i) finance leases whenever the terms of the lease substantially transfer all the risks and rewards of ownership of the asset to the lessee, or as (ii) operating leases for all other leases.

Operating lease rentals are recognized in the consolidated statements of income on a straight‑line basis over the period of the lease. Any lessee incentives are deferred and recognized evenly over the lease term.

Financial instruments

(k)    Financial instruments

Classification, recognition and measurement

Most of financial assets and liabilities are classified as subsequently measured at amortized cost, except for derivative financial instruments, which are measured at fair value through other comprehensive income or through profit or loss. Contingent consideration arising from a business acquisition or disposal are measured at fair value at the transaction date with subsequent changes in fair value recorded in the consolidated statements of income.

Derivative financial instruments and hedge accounting

The Corporation uses various derivative financial instruments to manage its exposure to fluctuations in foreign currency exchange rates and interest rates. The Corporation does not hold or use any derivative financial instruments for speculative purposes. Under hedge accounting, the Corporation documents all hedging relationships between hedging instruments and hedged items, as well as its strategy for using hedges and its risk-management objective. It also designates its derivative financial instruments as either fair value hedges or cash flow hedges when they qualify for hedge accounting. The Corporation assesses the effectiveness of its hedging relationships at initiation and on an ongoing basis.

The Corporation generally enters into the following types of derivative financial instruments:

•

The Corporation uses foreign exchange forward contracts to hedge foreign currency rate exposure on anticipated equipment or inventory purchases in a foreign currency. The Corporation also uses offsetting foreign exchange forward contracts in combination with cross-currency interest rate swaps to hedge foreign currency rate exposure on principal payments on foreign currency denominated debt. These foreign exchange forward contracts are designated as cash flow hedges.

•

The Corporation uses cross-currency interest rate swaps to hedge (i) foreign currency rate exposure on interest and principal payments on foreign currency denominated debt and/or (ii) fair value exposure on certain debt resulting from changes in interest rates. The cross-currency interest rate swaps that set all future interest and principal payments on U.S.-dollar-denominated debt in fixed CAN dollars, in addition to converting an interest rate from a floating rate to a floating rate or from a fixed rate to a fixed rate, are designated as cash flow hedges. The cross-currency interest rate swaps are designated as fair value hedges when they set all future interest and principal payments on U.S.-dollar-denominated debt in fixed CAN dollars, in addition to converting the interest rate from a fixed rate to a floating rate.

•

The Corporation uses interest rate swaps to manage fair value exposure on certain debts resulting from changes in interest rates. These swap agreements require a periodic exchange of payments without the exchange of the notional principal amount on which the payments are based. These interest rate swaps are designated as fair value hedges when they convert the interest rate from a fixed rate to a floating rate, or as cash flow hedges when they convert the interest rate from a floating rate to a fixed rate.

•	The Corporation has established a hedge ratio of one for one for all its hedging relationships as underlying risks of its hedging derivatives are identical to the hedged item risks.

The Corporation measures and records the effectiveness of its hedging relationships as follows:

•

For cash flow hedges, the hedge effectiveness is tested and measured by comparing changes in the fair value of the hedging derivative with the changes in the fair value of a hypothetical derivative that simulates the hedged items cash flows.

•

For fair value hedges, the hedge effectiveness is tested and measured by comparing changes in the fair value of the hedging derivative with the changes in the fair value of the hedged item attributable to the hedged risk.

•

Most of the Corporation’s hedging relationships are not generating material ineffectiveness. The ineffectiveness, if any, is recorded in the consolidated statements of income as a gain or loss on valuation and translation of financial instruments.

Under hedge accounting, the Corporation applies the following accounting policies:

•

For derivative financial instruments designated as fair value hedges, changes in the fair value of the hedging derivative recorded in income are substantially offset by changes in the fair value of the hedged item to the extent that the hedging relationship is effective. When a fair value hedge is discontinued, the carrying value of the hedged item is no longer adjusted and the cumulative fair value adjustments to the carrying value of the hedged item are amortized to income over the remaining term of the original hedging relationship.

•

For derivative financial instruments designated as cash flow hedges, the effective portion of a hedge is reported in other comprehensive income until it is recognized in income during the same period in which the hedged item affects income, while the ineffective portion is immediately recognized in income. When a cash flow hedge is discontinued, the amounts previously recognized in accumulated other comprehensive income are reclassified to income when the variability in the cash flows of the hedged item affects income.

Any change in the fair value of derivative financial instruments recorded in income is included in gain or loss on valuation and translation of financial instruments. Interest expense on hedged long‑term debt is reported at the hedged interest and foreign currency rates.

Derivative financial instruments that do not qualify for hedge accounting, including derivatives that are embedded in financial or non‑financial contracts that are not closely related to the host contracts, are reported on a fair value basis in the consolidated balance sheets. Any change in the fair value of these derivative financial instruments is recorded in the consolidated statements of income as a gain or loss on valuation and translation of financial instruments.

Financing fees	(l) Financing fees Financing fees related to long-term debt are capitalized in reduction of long-term debt and amortized using the effective interest rate method.
Tax credits and government assistance

(m) Tax credits and government assistance

The Corporation has access to several government programs designed to support production and distribution of televisual products and movies, as well as music products, magazine and book publishing in Canada. In addition, the Corporation receives tax credits mainly related to its research and development activities, publishing activities and digital activities. Government financial assistance is accounted for as revenue or as a reduction in related costs, whether capitalized and amortized or expensed, in the year the costs are incurred and when management has reasonable assurance that the conditions of the government programs are being met.

Cash and cash equivalents

(n)  Cash and cash equivalents

Cash and cash equivalents include highly liquid investments purchased three months or less from maturity and are recorded at fair value. These highly liquid investments consisted mainly of Bankers’ acceptances and term deposits.

Accounts receivable and contract assets

(o)  Accounts receivable and contract assets

Accounts receivable and contract assets are presented net of a provision for expected credit losses. The Corporation is using the IFRS 9 expected credit losses method to estimate that provision, which considers the specific credit risk of its customers, the expected lifetime of its financial assets, historical trends and economic conditions. Amounts receivable are written off when deemed uncollectible.

Inventories

(p)  Inventories

Inventories are valued at the lower of cost, determined by the first-in, first-out method or the weighted‑average cost method, and net realizable value. Net realizable value represents the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale. When the circumstances that previously caused inventories to be written down below cost no longer exist, the amount of the write‑down is reversed.

In particular, inventories related to broadcasting activities, which primarily comprise programs and broadcast and distribution rights, are accounted for as follows:

(i)	Programs produced and productions in progress

Programs produced and productions in progress related to broadcasting activities are accounted for at the lesser of cost and net realizable value. Cost includes direct charges for goods and services and the share of labour and general expenses related to each production. The cost of each program is charged to operating expenses when the program is broadcast.

(ii)	Broadcast and distribution rights

Broadcast rights are essentially contractual rights allowing the limited or unlimited broadcast of televisual products or movies. Distribution rights include costs to acquire distribution rights for televisual products and movies and other operating costs incurred that generate future economic benefits. The Corporation records the rights acquired as inventory and the obligations incurred under a licence agreement as a liability when the broadcast or distribution period begins and all of the following conditions have been met: (a) the cost of the licence for each program, movies, series or right to broadcast a live event is known or can be reasonably determined; (b) the programs, movies or series have been accepted or the live event is broadcast in accordance with the conditions of the licence agreement; (c) the programs, movies or series are available for distribution, first showing or telecast, or when the live event is broadcast.

Amounts paid for broadcast and distribution rights before all of the above conditions are met are recorded as prepaid rights.

Broadcast and distribution rights are classified as current or long-term assets, based on management’s estimate of the broadcast or distribution period. These rights are charged to operating expenses when televisual products and movies are broadcast over the contract period, using a method based on how future economic benefits from those rights will be generated. Broadcast and distribution rights payable are classified as current or long-term liabilities based on the payment terms included in the licence.

Estimates of future revenues used to determine the net realizable value of inventories related to the broadcasting or distribution of television products and movies are examined periodically by management and revised as necessary. The carrying value of programs produced and productions in progress, of broadcast and distribution rights is reduced to the net realizable value, if necessary, based on this assessment.

Long-term investments

(q)   Long-term investments

Investments in companies subject to significant influence are accounted for using the equity method. Under the equity method, the share of the results of operations of the associated corporation is recorded in the consolidated statements of income. Carrying values of investments are reduced to estimated fair values if there is objective evidence that the investment is impaired.

Property, plant and equipment

(r)   Property, plant and equipment

Property, plant and equipment are recorded at cost. Cost represents the acquisition costs, net of government grants and investment tax credits, or construction costs, including preparation, installation and testing costs. In the case of projects to construct cable and mobile networks, the cost includes equipment, direct labour and related overhead costs. Projects under development may also be comprised of advance payments made to suppliers for equipment under construction.

Borrowing costs are also included in the cost of property, plant and equipment during the development phase. Expenditures, such as maintenance and repairs, are expensed as incurred.

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Assets	Estimated useful lives

Buildings and leasehold improvements	10 to 40	years
Machinery and equipment	3 to 20	years
Telecommunication networks	3 to 20	years

Depreciation methods, residual values, and the useful lives of significant property, plant and equipment are reviewed at least once a year. Any change is accounted for prospectively as a change in accounting estimate.

Leasehold improvements are depreciated over the shorter of the term of the lease and their estimated useful life.

The Corporation does not record any decommissioning obligations in connection with its cable distribution networks. The Corporation expects to renew all of its agreements with utility companies to access their support structures in the future, making the retirement date so far into the future that the present value of the restoration costs is insignificant for those assets. A decommissioning obligation is however recorded for the rental of sites related to the mobile network.

Videotron Ltd. (“Videotron”) is engaged in an agreement to operate a shared LTE network in the Province of Québec and the Ottawa region.

Goodwill and intangible assets

(s)   Goodwill and intangible assets

Goodwill

Goodwill initially arising from a business acquisition is measured and recognized as the excess of the fair value of the consideration paid over the fair value of the recognized identifiable assets acquired and liabilities assumed.

Goodwill is allocated as at the date of a business acquisition to a CGU for purposes of impairment testing (note 1(g)). The allocation is made to the CGU or group of CGUs expected to benefit from the synergies of the business acquisition.

Intangible assets

Spectrum licences are recorded at cost. Spectrum licences have an indefinite useful life and are not amortized based on the following facts: (i) the Corporation intends to renew the spectrum licences and believes that they are likely to be renewed by Innovation, Science and Economic Development Canada ("ISED Canada"), (ii) the Corporation has the financial and operational ability to renew these spectrum licences, (iii) currently, the competitive, legal and regulatory landscape does not limit the useful lives of the spectrum licences, and (iv) the Corporation foresees no limit to the period during which these licences can be expected to generate cash flows in the future.

Broadcasting licences, trademarks and sport franchises also have an indefinite useful life and are not amortized. These intangibles assets are recorded at cost or at fair value at the acquisition date if they are acquired through a business acquisition.

Software is recorded at cost. In particular, internally generated intangible assets such as software and website development are mainly comprised of internal costs in connection with the development of assets to be used internally or to provide services to customers. These costs are capitalized when the development stage of the software application begins and costs incurred prior to that stage are recognized as expenses.

Naming rights for the Videotron Centre in Québec City are recognized at cost.

Customer relationships acquired through a business acquisition are recorded at fair value at the date of acquisition.

Borrowing costs directly attributable to the acquisition, development or production of an intangible asset are also included as part of the cost of that asset during the development phase.

Intangible assets with finite useful lives are amortized over their useful lives using the straight‑line method over the following periods:

Assets	Estimated useful lives

Software	3 to 7	years
Naming rights	25	years
Customer relationships and other	3 to 10	years

Amortization methods, residual values, and the useful lives of significant intangible assets are reviewed at least once a year. Any change is accounted for prospectively as a change in accounting estimate.

Contract costs

(t)   Contract costs

Incremental and direct costs, such as costs to obtain a contract, mainly sales commissions, or the cost of connecting a subscriber to the Corporation’s telecommunication network are included in contract costs and amortized over the period of time the customer is expected to maintain its service or over the contract term. The amortization of contract costs is included in purchase of goods and services in the consolidated statements of income.

Provisions

(u)   Provisions

Provisions are recognized when (i) the Corporation has a present legal or constructive obligation as a result of a past event and it is probable that an outflow of economic benefits will be required to settle the obligation, and when (ii) the amount of the obligation can be reliably estimated. Restructuring costs, comprised primarily of termination benefits, are recognized when a detailed plan for the restructuring exists and a valid expectation has been raised in those affected, that the plan will be carried out.

Provisions are reviewed at each balance sheet date and changes in estimates are reflected in the consolidated statements of income in the reporting period in which the changes occur.

Stock-based compensation

(v)   Stock-based compensation

Stock-based awards to employees that call for settlement in cash, as deferred share units (“DSUs”) or performance share units (“PSUs”), or that call for settlement in cash at the option of the employee, as stock options awards, are accounted for at fair value and classified as a liability. The compensation cost is recognized in expenses over the vesting period. Changes in the fair value of stock-based awards between the grant date and the measurement date result in a change in the liability and compensation cost.

The fair value of DSUs and PSUs is based on the underlying share price at the date of valuation. The fair value of stock option awards is determined by applying an option pricing model, taking into account the terms and conditions of the grant. Key assumptions are described in note 23.

Pension plans and postretirement benefits

(w)   Pension plans and postretirement benefits

The Corporation offers defined contribution pension plans and defined benefit pension plans to some of its employees.

(i)	Defined contribution pension plans

Under its defined contribution pension plans, the Corporation pays fixed contributions to participating employees’ pension plans and has no legal or constructive obligation to pay any further amounts. Obligations for contributions to defined contribution pension plans are recognized as employee benefits in the consolidated statements of income when the contributions become due.

(ii)	Defined benefit pension plans and postretirement plans

Defined benefit pension plan costs are determined using actuarial methods and are accounted for using the projected unit credit method, which incorporates management’s best estimates of future salary levels, other cost escalations, retirement ages of employees, and other actuarial factors. Defined benefit pension costs, recognized in the consolidated statements of income as employee costs, mainly include the following:

•	service costs provided in exchange for employee services rendered during the period;
•	prior service costs recognized at the earlier of (a) when the employee benefit plan is amended or (b) when restructuring costs are recognized;
•	curtailment or settlement gain or loss.

Interest on net defined benefit liability or asset, recognized in the consolidated statements of income as financial expenses, is determined by multiplying the net defined benefit liability or asset by the discount rate used to determine the defined benefit obligation.

Re-measurements of the net defined benefit liability or asset are recognized immediately in other comprehensive loss and in accumulated other comprehensive loss. Re-measurements are comprised of the following:

•	actuarial gains and losses arising from changes in financial and demographic actuarial assumptions used to determine the defined benefit obligation or from experience adjustments on liabilities;
•	the difference between actual return on plan assets and interest income on plan assets anticipated as part of the interest on net defined benefit liability or asset calculation;
•	changes in the net benefit asset limit or in the minimum funding liability.

Recognition of a net benefit asset is limited under certain circumstances to the amount recoverable, which is primarily based on the present value of future contributions to the plan, to the extent that the Corporation can unilaterally reduce those future contributions. In addition, an adjustment to the net benefit asset or the net benefit liability can be recorded to reflect a minimum funding liability in a certain number of the Corporation’s pension plans.

The Corporation also offers discounts on telecommunication services, health, life and dental insurance plans to some of its retired employees. The cost of postretirement benefits is determined using an accounting methodology similar to that for defined benefit pension plans. The benefits related to these plans are funded by the Corporation as they become due.

Use of estimates and judgments

(x)   Use of estimates and judgments

The preparation of consolidated financial statements in accordance with IFRS requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, related amounts of revenues and expenses, and disclosure of contingent assets and liabilities. Although these estimates are based on management’s best judgment and information available at the time of the assessment date, actual results could differ from those estimates.

The following significant areas represent management’s most difficult, subjective or complex estimates:

(i)	Recoverable amount of an asset or a CGU

When an impairment test is performed on an asset or a CGU, management estimates the recoverable amount of the asset or CGU based on its fair value less costs of disposal or its value in use. These estimates are based on valuation models requiring the use of a number of assumptions such as forecasts of future cash flows, pre-tax discount rate (WACC) and perpetual growth rate. These assumptions have a significant impact on the results of impairment tests and on the impairment charge, as the case may be, recorded in the consolidated statements of income. A description of key assumptions used in the goodwill impairment tests and a sensitivity analysis of recoverable amounts are presented in note 15.

(ii)	Costs and obligations related to pension and postretirement benefit plans

Estimates of costs and obligations related to pension and postretirement benefit obligations are based on a number of assumptions, such as the discount rate, the rate of increase in compensation, the retirement age of employees, health care costs, and other actuarial factors. Certain of these assumptions may have a significant impact on employee costs and financial expenses recorded in the consolidated statements of income, the re-measurement gain or loss on defined benefit plans recorded in the consolidated statements of comprehensive income, and on the carrying value of other assets or other liabilities in the consolidated balance sheets. Key assumptions and a sensitivity analysis on the discount rate are presented in note 29.

(iii)	Provisions

The recognition of provisions requires management to estimate expenditures required to settle a present obligation or to transfer it to a third party at the date of assessment. More specifically, an assessment of the probable outcomes of legal proceedings or other contingencies is also required. A description of the main provisions, including management expectations on the potential effect of the possible outcomes of legal disputes on the consolidated financial statements, is presented in note 19.

(iv)	Contingent considerations

Contingent considerations arising from business acquisition or disposal are measured and accounted for at their fair value.  The fair value is estimated based on a present value model requiring management to assess the probabilities that the conditions on which the contingent considerations are based will be met in the future. The assessment of these contingent potential outcomes requires judgment from management and could have an impact on the initial amount of contingent considerations recognized and any subsequent changes in fair value recorded in the consolidated statements of income.

The following areas represent management’s most significant judgments, apart from those involving estimates:

(i)	Useful life periods for the depreciation and amortization of assets with finite useful lives

For each class of assets with finite useful lives, management has to determine over which period the Corporation will consume the assets’ future economic benefits. The determination of a useful life period involves judgment and has an impact on the depreciation and amortization charge recorded in the consolidated statements of income.

(ii)	Indefinite useful life of spectrum licences

Management has concluded that spectrum licences have an indefinite useful life. This conclusion was based on an analysis of factors, such as the Corporation’s financial ability to renew the spectrum licences, the competitive, legal and regulatory landscape, and future expectations regarding the use of the spectrum licences. The determination that spectrum licences have an indefinite useful life therefore involves judgment, which could have an impact on the amortization charge recorded in the consolidated statements of income if management were to change its conclusion in the future.

(iii)	Interpretation of laws and regulations

Interpretation of laws and regulation, including tax regulations, requires judgment from management that could have an impact on the recognition of provisions for legal litigation and income taxes in the consolidated financial statements.

Recent accounting pronouncements

(y)  Recent accounting pronouncements

(i)	IFRS 16 – Leases is required to be applied retrospectively for annual periods beginning on or after January 1, 2019.

On January 1, 2019, the Corporation adopted on a fully retrospective basis the new rules under IFRS 16 which set out new principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract. The standard provides lessees with a single accounting model for all leases, with certain exemptions. In particular, lessees will be required to report most leases on their balance sheets by recognizing right-of-use assets and related financial liabilities. Assets and liabilities arising from a lease will be initially measured on a present value basis.

The adoption of IFRS 16 has significant impacts on the consolidated financial statements since all of the Corporation segments are engaged in various long-term leases relating to premises and equipment.

Under IFRS 16, most lease charges will be expensed as a depreciation of the right-of-use asset, along with an interest on the related lease liability. Since operating lease charges are currently recognized as operating expenses as they are incurred, the adoption of IFRS 16 will change the timing of the recognition of these lease charges over the term of each lease. It will also affect the classification of expenses in the consolidated statements of income.

Under IFRS 16, principal payments of the lease liability will be presented as financing activities in the consolidated statements of cash flows, whereas under the current standard these payments are presented as operating activities.

The retroactive adoption of IFRS 16 will have the following impacts on the 2018 and 2017 consolidated financial figures:

Consolidated statements of income and comprehensive income

Increase (decrease)	2018	2017

Purchase of goods and services	$(52.5)	$(49.8)
Depreciation and amortization	38.9	37.8
Financial expenses	11.0	12.5
Restructuring of operations	(0.7)	0.3
Deferred income tax expense	0.9	(0.2)
Net income and comprehensive income attributable to shareholders	$2.4	$(0.6)

Net income and comprehensive income attributable to Shareholders	2.2	(0.5)
Non-controlling interests	0.2	(0.1)

Consolidated balance sheets

	December 31,	December 31,
Increase (decrease)	2018	2017

Right-of-use assets	$146.7	$170.1
Provisions	(1.4)	(1.4)
Lease liabilities[1]	179.5	205.2
Other liabilities	(4.3)	(3.4)
Deferred income tax liability	(7.1)	(8.0)
Deficit	19.8	21.9
Non-controlling interest	(0.2)	(0.4)

1The current portion of lease liabilities is $37.4 million as of December 31, 2018 and $40.3 million as of December 31, 2017.

(ii)	IFRIC 23 - Uncertainty over Income Tax Treatments is required to be applied retrospectively for annual periods beginning on or after January 1, 2019.

IFRIC 23 provides guidance on how to value uncertain income tax positions based on the probability of whether or not the relevant tax authorities will accept the Corporation's tax treatments. The adoption of IFRIC 23 will not have a material impact on the consolidated financial statements.